Document and Entity Information	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Expeditors International of Washington, Inc.
Amendment Flag	false
Entity Central Index Key	0000746515